Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Service revenues				$ 45,000		$ 45,000	$ 449,000
OPERATING EXPENSES
Cost of revenues				(14,000)		(14,000)	(94,000)
Research and development			(5,799,000)	(3,049,000)		(7,257,000)	(3,798,000)
In-process research and development							(876,000)
General and administrative			(6,152,000)	(8,436,000)		(15,902,000)	(6,163,000)
Total operating expenses			(11,951,000)	(11,499,000)		(23,173,000)	(10,931,000)
Loss from operations			(11,951,000)	(11,454,000)		(23,128,000)	(10,482,000)
OTHER INCOME (EXPENSES), NET
Change in fair value of debt and SAFE instruments			(2,100,000)	(675,000)		(1,887,000)	523,000
Grant income			1,580,000
Loss on extinguishment of debt from conversion of CCNP to SAFE							(738,000)
Gain on extinguishment of debt							675,000
Amortization of debt discount			(510,000)			(123,000)	(560,000)
Other income (expense), net			(21,000)	4,000		(5,000)	9,000
Total other expenses, net			(7,004,000)	(849,000)		(2,288,000)	(440,000)
LOSS BEFORE INCOME TAXES			(18,955,000)	(12,303,000)		(25,416,000)	(10,922,000)
Income tax provision			(8,000)	(13,000)		(11,000)	(11,000)
NET LOSS			$ (18,963,000)	$ (12,316,000)		$ (25,427,000)	$ (10,933,000)
Weighted average common shares outstanding basic			20,940	20,276		20,433	19,748
Weighted average common shares outstanding diluted			20,940	20,276		20,433	19,748
Net loss per share basic			$ (0.91)	$ (0.61)		$ (1.24)	$ (0.55)
Net loss per share diluted			$ (0.91)	$ (0.61)		$ (1.24)	$ (0.55)
Nonrelated Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense			$ (165,000)	$ (19,000)		$ (42,000)	$ (50,000)
Related Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense			(358,000)	(12,000)		(116,000)	(564,000)
Series B preferred stock financing costs – related party			(2,680,000)
Change in fair value of debt and SAFE instruments — related party			(3,260,000)	(147,000)		(238,000)	$ (295,000)
First Light Acquisition Group Inc [Member]
OPERATING EXPENSES
Total operating expenses	$ 1,495,739	$ 361,622	3,524,950	890,480	$ 1,781,700	4,669,524
Loss from operations	(1,495,739)	(361,622)	(3,524,950)	(890,480)	(1,781,700)	(4,669,524)
OTHER INCOME (EXPENSES), NET
Unrealized gain on marketable securities held in Trust Account	12,848		40,834	2,266	3,115
Earnings on marketable securities held in Trust Account	493,561	159,999	919,410	176,504	1,669	1,627,601
Change in fair value of contingent interest liability	(139,179)		(240,583)
Change in fair value of warrant liability	(1,280,500)	4,029,850	(1,192,000)	6,124,150	5,653,850	6,724,150
Change in fair value of forward purchase units	(1,764,927)	332,983	(2,319,370)	210,963	(490,184)	194,950
Amortization of debt discount	(16,523)		(32,865)
Other income (expense), net
Total other expenses, net	(2,694,720)	4,522,832	(2,824,574)	6,513,883	5,168,450	8,546,701
LOSS BEFORE INCOME TAXES	(4,190,459)	4,161,210	(6,349,524)	5,623,403	3,386,750	3,877,177
Income tax provision	(77,949)		(143,424)			(346,987)
NET LOSS	$ (4,268,408)	$ 4,161,210	$ (6,492,948)	$ 5,623,403	$ 3,386,750	$ 3,530,190
First Light Acquisition Group Inc [Member] | Class A Redeemable Common Stock [Member]
OTHER INCOME (EXPENSES), NET
Weighted average common shares outstanding basic	4,128,024	23,000,000	4,128,024	23,000,000	8,890,071	17,674,483
Weighted average common shares outstanding diluted	4,128,024	23,000,000	4,128,024	23,000,000	8,890,071	17,674,483
Net loss per share basic	$ (0.39)	$ 0.15	$ (0.55)	$ 0.20	$ 1.03	$ 0.18
Net loss per share diluted	$ (0.39)	$ 0.15	$ (0.55)	$ 0.20	$ 1.03	$ 0.18
First Light Acquisition Group Inc [Member] | Non Redeemable Class B Common Stock [Member]
OTHER INCOME (EXPENSES), NET
Weighted average common shares outstanding basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average common shares outstanding diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net loss per share basic	$ (0.46)	$ 0.14	$ (0.73)	$ 0.19	$ (1.00)	$ 0.05
Net loss per share diluted	$ (0.46)	$ 0.14	$ (0.73)	$ 0.19	$ (1.00)	$ 0.05